Combined and Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary share authorized (in Shares)		50,000,000
Ordinary share par value (in Dollars per share)		$ 0.001
Ordinary share issued (in Shares)		19,250,000
Ordinary share outstanding (in Shares)		19,250,000
Class A Ordinary Shares
Ordinary share authorized (in Shares)	59,375,000
Ordinary share par value (in Dollars per share)	$ 0.001
Ordinary share issued (in Shares)	23,980,257
Ordinary share outstanding (in Shares)	23,980,257
Class B Ordinary Shares
Ordinary share authorized (in Shares)	3,125,000
Ordinary share par value (in Dollars per share)	$ 0.001
Ordinary share issued (in Shares)
Ordinary share outstanding (in Shares)